Document and Entity Information	Jan. 14, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2024
Entity File Number	001-40644
Entity Registrant Name	Kaltura Inc
Entity Central Index Key	0001432133
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8128326
Entity Address, Address Line One	860 Broadway
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	290-5445
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	KLTR
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights